Events occurring after the reporting period (Details)			3 Months Ended	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($) $ / shares	Sep. 20, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)
Events occurring after the reporting date
Net book value of disposals of intangible assets				£ 14,330,000	£ 52,065,000
Additions or extensions of intangible assets				118,025,000	185,134,000
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners	£ 10,669,000	$ 14,669,000
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.09
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets				14,330,000	52,065,000
Additions or extensions of intangible assets				£ 115,725,000	£ 182,936,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs			£ 23,328,000
Net book value of disposals of intangible assets			12,222,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable			6,352,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets			£ 141,098,000
Due term of payments			5 years
Sell-on fees and contingent consideration payable			£ 1,474,000